Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	PNC ADVANTAGE FUNDS
Central Index Key	0000908823
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Sep. 28, 2015
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Institutional Shares
Prospectus:
Trading Symbol	PABXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Advisor Shares
Prospectus:
Trading Symbol	PAAXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Service Shares
Prospectus:
Trading Symbol	PAHXX
PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND | Advisor Shares
Prospectus:
Trading Symbol	PAYXX
PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND | Institutional Shares
Prospectus:
Trading Symbol	PAIXX
PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND | Service Shares
Prospectus:
Trading Symbol	PAEXX